[Peoples Benefit Life Insurance Company Letterhead]

September 8, 2003

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Peoples Benefit Life Insurance Company Separate Account V –
Prism Variable Annuity
File No.33-45862, 811-6564, CIK 884067
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Peoples Benefit Life Insurance Company Separate Account V, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report for the following underlying management investment companies: Calvert Variable Series, Inc. and Dreyfus Socially Responsible Growth Fund, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi-annual reports were filed with the Commission via EDGAR on the dates indicated:

•	Calvert Variable Series, Inc. (CIK: 708950) filed September 4, 2003

•	Dreyfus Socially Responsible Growth Fund, Inc. (CIK: 890064) filed September 4, 2003

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ BRENDA D. SNEED

Brenda D. Sneed Assistant General Counsel